Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income
Schedule of other income

	2025	2024	2023

	(€ in thousands)
Net gain on divestment of intellectual property	—	—	2,931
Grant income	441	640	75
Other income	—	—	5
Total	441	640	3,011